UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended:  March 31, 1999

Institutional Investment Manager Filing this Report:

Name:  Polynous Capital Management, Inc.

Address:  345 California Street
    	  Suite 1220
          San Francisco, CA 94104

13F File Number: 801-49411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	  Kevin Wenck
Title:	  President
Phone:    415-217-3736
Signature, Place, and Dateof Signing:

   Kevin L. Wenck	  San Francisco, California	  May 12, 1999

Report Type:

   13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13 F SUMMARY PAGE


Report Summary:

Number of Other  Included Managers:	0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$137,929

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASI Solutions Inc              com              00206F108     1460   183900 SH       SOLE                   183900
Ambassadors International Inc. com              023178106      324    20000 SH       SOLE                    20000
American Buildings Co.         com              024757106      725    38400 SH       SOLE                    38400
Applebees Intl Inc             com              037899101     2050    82600 SH       SOLE                    82600
Aspect Telecommunications      com              045237104     1515   228700 SH       SOLE                   228700
Barra Inc                      com              068313105     1519    61700 SH       SOLE                    61700
Central Garden & Pet           com              153527106     3363   199300 SH       SOLE                   199300
Claire's Stores                com              179584107     1717    57000 SH       SOLE                    57000
Coach USA Inc                  com              18975L106     3693   134300 SH       SOLE                   134300
Coast Dental Services Inc      com              19034H102     3843   597000 SH       SOLE                   597000
Compaq Computer Corp           com              204493100      254     8000 SH       SOLE                     8000
Compass Intl Svcs              com              20450K108     3090   412000 SH       SOLE                   412000
Concentra Managed Care Inc     com              20589T103     4275   294800 SH       SOLE                   294800
Crossmann Communities          com              22764E109     4057   203500 SH       SOLE                   203500
Extended Stay America Inc      com              30224P101     2103   206400 SH       SOLE                   206400
Finish Line Inc Cl A           com              317923100     3435   266800 SH       SOLE                   266800
Global DirectMail Corp         com              379321102     3631   216800 SH       SOLE                   216800
Gradall Industries Inc         com              38411P107     4659   358400 SH       SOLE                   358400
Healthcare Recoveries Inc      com              42220K101     3154   647000 SH       SOLE                   647000
Inacom Corp                    com              45323G109     1778   229400 SH       SOLE                   229400
Intl Total Services Inc        com              460499106     3577  1022000 SH       SOLE                  1022000
Jo-Ann Stores Inc -CL A        com              47758P109     3110   226200 SH       SOLE                   226200
Lifetime Hoan Corp             com              531926103     5003   509900 SH       SOLE                   509900
Mail-Well Inc                  com              560321200      733    54800 SH       SOLE                    54800
Meade Instruments Corp         com              583062104     4364   410700 SH       SOLE                   410700
Meadowcraft Inc                com              583204102     3217   536100 SH       SOLE                   536100
Melita International Corp      com              585493109     2766   212800 SH       SOLE                   212800
Metals USA Inc                 com              591324108     2180   249200 SH       SOLE                   249200
Motor Cargo Industries         com              619907108     2824   470700 SH       SOLE                   470700
NCI Building Systems           com              628852105     3694   157200 SH       SOLE                   157200
Nautica Enterprises            com              639089101     3319   293400 SH       SOLE                   293400
Ocular Sciences, Inc.          com              675744015     4470   155800 SH       SOLE                   155800
OmniQuip International Inc     com              681969101     2399   204200 SH       SOLE                   204200
Paul Harris Stores             com              703555201     4272   579200 SH       SOLE                   579200
Prime Medical Services         com              74156D108     2224   301600 SH       SOLE                   301600
Princeton Video Image Inc      com              742476104     2790   525200 SH       SOLE                   525200
ProMedCo Management Company    com              74342L105     3791   819600 SH       SOLE                   819600
RCM Technologies Inc           com              749360400     2358   214400 SH       SOLE                   214400
Rehabcare Group Inc.           com              759148109     3184   211400 SH       SOLE                   211400
RemedyTemp Inc                 com              759549108     3031   241300 SH       SOLE                   241300
Richardson Electronics         com              763165107     2033   391900 SH       SOLE                   391900
SOS Staffing Services          com              78462X104     1462   191000 SH       SOLE                   191000
Sonic Corp                     com              835451105     2185    81100 SH       SOLE                    81100
Stein Mart Inc.                com              858375108     4110   411000 SH       SOLE                   411000
Track N Trail Inc              com              891924102     2094   797900 SH       SOLE                   797900
Varco International            com              922126107     3589   322600 SH       SOLE                   322600
Visio Corp                     com              927914101      619    22000 SH       SOLE                    22000
Whitehall Jewellers Inc.       com              965063100     4903   318902 SH       SOLE                   318902
Whole Foods Market, Inc.       com              966837106     2980    86700 SH       SOLE                    86700